Commitments and Contingencies (Details Narrative)	12 Months Ended
	Dec. 31, 2018 USD ($) ft²	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Area of land | ft²	2,500
Per month rent	$ 2,500
Lease expiry date	Dec. 01, 2019
Total rent expense	$ 36,132	$ 832